Morgan, Lewis & Bockius LLP	Morgan Lewis
1111 Pennsylvania Avenue, NW	COUNSELORS AT LAW
Washington, DC 20004
Tel: 202.373.6000
Fax: 202.373.6001
www.morganlewis.com

June 14, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Select Strategies Fund (formerly, City National Rochdale Reinsurance Premium Fund)

(File Nos. 333-214903 and 811-23217)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Select Strategies Fund (formerly, City National Rochdale Reinsurance Premium Fund) (the “Trust”), we are filing Pre-Effective Amendment No. 3 to the Trust’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The purpose of this filing is to respond to staff comments on Pre-Effective Amendment No. 2 to the Trust’s registration statement and to make other non-material changes to the Prospectus and Statement of Additional Information for the Trust.

Please contact Paul Raymond at (617) 951-8567 or the undersigned at (202) 373-6599 should you have any questions or comments.

Sincerely,

/s/ Mana Behbin

Mana Behbin